Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Credit Suisse Securities (USA) LLC

Column Financial, Inc.

Credit Suisse Commercial Mortgage Securities Corp.

11 Madison Avenue, 4th Floor

New York, NY 10010

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Credit Suisse Securities (USA) LLC, Column Financial, Inc. and Credit Suisse Commercial Mortgage Securities Corp. (collectively, the “Company”, as the engaging party and as the “Specified Party”), solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the CSMC 2021-B33, Commercial Mortgage Pass-Through Certificates, Series 2021-B33 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Party has agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Party has agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Party has requested that the procedures be performed on a single mortgage loan (the “Mortgage Loan Asset”) secured by 5 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Party. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Party would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of October 6, 2021.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on October 1, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	CSMC 2021-B33 Annex A-1.xlsx (provided on October 1, 2021).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Engineering Report” refers to a signed property condition assessment document.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.
•	The phrase “Fee Schedule” refers to documentation for the servicing fees related to the Transaction.
•	The phrase “Loan Agreement” refers to a signed loan agreement.
•	The phrase “Title Policy” refers to a proforma or signed title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.
•	The phrase “Underwritten Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From September 16, 2021 through October 1, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Party (including for the purpose of substantiating the Specified Party’s “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Party.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

October 1, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

CSMC 2021-B33	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	No.	None - Company Provided	None
2	Property Name	None - Company Provided	None
3	Street Address	Appraisal Report	None
4	City	Appraisal Report	None
5	State	Appraisal Report	None
6	Zip Code	Appraisal Report	None
7	Year Built	Appraisal Report	None
8	Year Renovated	Appraisal Report	None
9	Square Footage	Underwritten Rent Roll	None
10	Property Type	Appraisal Report	None
11	Property Sub-Type	Appraisal Report	None
12	Ownership Interest	Title Policy	None
13	Original Mortgage Loan Amount ($)	Loan Agreement	None
14	Cut-Off Date Mortgage Loan Amount ($)	Recalculation	None
15	Cut-Off Date Mortgage Loan Amount Per SF	Recalculation	None
16	Maturity Date Mortgage Loan Amount ($)	Recalculation	None
17	Interest Rate (%)	Loan Agreement	None
18	Master & Primary Servicing Fee Rate	Fee Schedule	None
19	Trustee & Paying Agent Fee	Fee Schedule	None
20	Operating Advisor Advisor Fee	Fee Schedule	None
21	CREFC Fee	Fee Schedule	None
22	Admin. Fee	Recalculation	None
23	Net Mortgage Rate	Recalculation	None
24	Amortization Type	Loan Agreement	None
25	Accrual Type	Loan Agreement	None
26	Mortgage IO Monthly Debt Service	Recalculation	None
27	Mortgage Amort Monthly Debt Service (30yr)	Loan Agreement	None
28	Mortgage IO Annual Debt Service	Recalculation	None
29	Mortgage Amort Annual Debt Service (30yr)	Recalculation	None
30	I/O Period	Loan Agreement	None
31	Term	Recalculation	None
32	Rem. Term	Recalculation	None
33	Amort. Term	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

CSMC 2021-B33	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
34	Seasoning	Recalculation	None
35	Cut-Off Date	None - Company Provided	None
36	Payment Date	Loan Agreement	None
37	Grace Period (Late Payment)	Loan Agreement	None
38	Grace Period (Default)	Loan Agreement	None
39	Note Date	Loan Agreement	None
40	First Payment Date	Loan Agreement	None
41	Maturity Date	Loan Agreement	None
42	Original String	Loan Agreement	None
43	As-Is Appraised Date	Appraisal Report	None
44	As-Is Appraised Value ($)	Appraisal Report	None
45	Cut-off Date LTV	Recalculation	0.001%
46	As-Is Appraised Value Per SF	Recalculation	None
47	Environmental Phase I Report Date	Environmental Report	None
48	Phase II Performed	Environmental Report	None
49	Engineering Report Date	Engineering Report	None
50	Seismic Zone 3 or 4 (Y/N)	Engineering Report	None
51	Seismic Report Date	Not Applicable*	None
52	PML %	Not Applicable*	None
53	Historical Occ. % 2018	Underwriting File	None
54	Historical Occ. % 2019	Underwriting File	None
55	Historical Occ. % 2020	Underwriting File	None
56	Historical Occ. % June TTM 2021	Underwriting File	None
57	UW Occ. %	Underwritten Rent Roll	None
58	UW Occ. Date	Underwritten Rent Roll	None
59	2018 Revenue	Underwriting File	$1.00
60	2018 Expenses	Underwriting File	$1.00
61	2018 NOI	Underwriting File	$1.00
62	2019 Revenue	Underwriting File	$1.00
63	2019 Expenses	Underwriting File	$1.00
64	2019 NOI	Underwriting File	$1.00
65	2020 Revenue	Underwriting File	$1.00
66	2020 Expenses	Underwriting File	$1.00
67	2020 NOI	Underwriting File	$1.00
68	TTM June 2021 Revenue	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

CSMC 2021-B33	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
69	TTM June 2021 Expenses	Underwriting File	$1.00
70	TTM June 2021 NOI	Underwriting File	$1.00
71	UW EGI	Underwriting File	$1.00
72	UW Expenses	Underwriting File	$1.00
73	UW NOI	Underwriting File	$1.00
74	UW NOI Debt Yield	Recalculation	0.001%
75	UW CapEx	Underwriting File	$1.00
76	UW TI/LC	Underwriting File	$1.00
77	UW NCF	Underwriting File	$1.00
78	UW NCF Debt Yield	Recalculation	0.001%
79	UW NCF DSCR	Recalculation	0.001x
80	Largest Tenant	Underwritten Rent Roll	None
81	Unit Size	Underwritten Rent Roll	None
82	Largest Major Tenant NRA%	Recalculation	None
83	Lease Expiration	Underwritten Rent Roll	None
84	2nd Largest Tenant	Underwritten Rent Roll	None
85	2nd Largest Tenant Unit Size	Underwritten Rent Roll	None
86	2nd Largest Tenant NRA%	Recalculation	None
87	2nd Largest Tenant Lease Expiration	Underwritten Rent Roll	None
88	3rd Largest Tenant	Underwritten Rent Roll	None
89	3rd Largest Tenant Unit Size	Underwritten Rent Roll	None
90	3rd Largest Tenant NRA%	Recalculation	None
91	3rd Largest Tenant Lease Expiration	Underwritten Rent Roll	None
92	4th Largest Tenant	Underwritten Rent Roll	None
93	4th Largest Tenant Unit Size	Underwritten Rent Roll	None
94	4th Largest Tenant NRA%	Recalculation	None
95	4th Largest Tenant Lease Expiration	Underwritten Rent Roll	None
96	5th Largest Tenant	Underwritten Rent Roll	None
97	5th Largest Tenant Unit Size	Underwritten Rent Roll	None
98	5th Largest Tenant NRA%	Recalculation	None
99	5th Largest Tenant Lease Expiration	Underwritten Rent Roll	None

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

CSMC 2021-B33	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
14	Cut-Off Date Mortgage Loan Amount ($)	Set equal to the Original Mortgage Loan Amount ($).
15	Cut-Off Date Mortgage Loan Amount Per SF	Quotient of (i) Cut-Off Date Mortgage Loan Amount ($) and (ii) Square Footage.
16	Maturity Date Mortgage Loan Amount ($)	A computation of the principal balance outstanding as of the Maturity Date based upon (i) Original Mortgage Loan Amount ($), (ii) I/O Period, (iii) Mortgage Amort Debt Service (30yr), (iv) Accrual Type and, (v) Interest Rate (%).
22	Admin. Fee	Sum of (i) Master & Primary Servicing Fee Rate, (ii) Trustee & Paying Agent Fee, (iii) Operating Advisor Fee and (iv) CREFC Fee.
23	Net Mortgage Rate	Difference between (i) Interest Rate (%) and (ii) Admin. Fee.
26	Mortgage IO Monthly Debt Service	Quotient of (i) Mortgage IO Annual Debt Service and (ii) 12.
28	Mortgage IO Annual Debt Service	Product of (i) Cut-Off Date Mortgage Loan Amount ($), (ii) Interest Rate (%) and (iii) Accrual Type.
29	Mortgage Amort Annual Debt Service (30yr)	Product of (i) Mortgage Amort Monthly Debt Service (30yr) and (ii) 12.
31	Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and including (ii) Maturity Date.
32	Rem. Term	Difference between (i) Term and (ii) Seasoning.
34	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date, to and inclusive of (ii) Cut-Off Date.
45	Cut-off Date LTV	Quotient of (i) Cut-Off Date Mortgage Loan Amount ($) and (ii) As-Is Appraised Value ($).
46	As-Is Appraised Value Per SF	Quotient of (i) As-Is Appraised Value ($) and (ii) Square Footage.
74	UW NOI Debt Yield	Quotient of (i) UW NOI and (ii) Cut-Off Date Mortgage Loan Amount ($).
78	UW NCF Debt Yield	Quotient of (i) UW NCF and (ii) Cut-Off Date Mortgage Loan Amount ($).
79	UW NCF DSCR	Quotient of (i) UW NCF and (ii) Mortgage Amort Annual Debt Service (30yr).
82	Largest Major Tenant NRA%	Quotient of (i) Unit Size and (ii) Square Footage.
86	2nd Largest Tenant NRA%	Quotient of (i) 2nd Largest Tenant Unit Size and (ii) Square Footage.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

CSMC 2021-B33	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
90	3rd Largest Tenant NRA%	Quotient of (i) 3rd Largest Tenant Unit Size and (ii) Square Footage.
94	4th Largest Tenant NRA%	Quotient of (i) 4th Largest Tenant Unit Size and (ii) Square Footage.
98	5th Largest Tenant NRA%	Quotient of (i) 5th Largest Tenant Unit Size and (ii) Square Footage.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10